Income Taxes - Tax expense (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
The tax expense comprises:
Current Tax	¥ 2,619,402	$ 368,935	¥ 1,430,641	¥ 2,193,861
Deferred Tax	0	0	724,480	151,473
Total	¥ 2,619,402	$ 368,935	¥ 2,155,121	¥ 2,345,334